Consolidated Balance Sheet - USD ($) $ in Millions	Mar. 31, 2026	Mar. 31, 2025
Current assets
Cash and cash equivalents	$ 2,341	$ 2,861
Current investments	1,365	1,460
Trade receivables	3,715	3,645
Unbilled revenues	1,633	1,503
Prepayments and other current assets	1,656	1,519
Income tax assets	193	348
Derivative financial instruments	9	23
Total current assets	10,912	11,359
Non-current assets
Property, plant and equipment	1,406	1,497
Right of use assets	651	738
Goodwill	1,278	1,182
Intangible assets	298	323
Non-current investments	942	1,294
Unbilled revenues	183	261
Deferred income tax assets	239	130
Income tax assets	70	190
Other non-current assets	467	445
Total non-current assets	5,534	6,060
Total assets	16,446	17,419
Current liabilities
Trade payables	500	487
Lease liabilities	333	287
Derivative financial instruments	63	7
Current income tax liabilities	594	567
Unearned revenues	1,248	994
Employee benefit obligations	372	340
Provisions	159	173
Other current liabilities	2,247	2,157
Total current liabilities	5,516	5,012
Non-current liabilities
Lease liabilities	634	675
Deferred income tax liabilities	177	202
Employee benefit obligations	12	11
Other non-current liabilities	267	264
Total liabilities	6,606	6,164
Equity
Share capital - RS 5/- ($0.16) par value 4,800,000,000 (4,800,000,000) equity shares authorized, issued and outstanding 4,046,940,812 (4,143,607,528) equity shares fully paid up, net of 8,650,911 (9,655,927) treasury shares each as of March 31, 2026 (March 31, 2025), respectively	319	325
Share premium	462	500
Retained earnings	13,459	13,766
Cash flow hedge reserves	(2)	(2)
Other reserves	773	1,171
Capital redemption reserve	30	24
Other components of equity	(5,255)	(4,579)
Total equity attributable to equity holders of the Company	9,786	11,205
Non-controlling interests	54	50
Total equity	9,840	11,255
Total liabilities and equity	16,446	17,419
Commitments and contingent liabilities